UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2013

Date of reporting period:	12/31/2012

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of December 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS — 94.4%
Australia — 8.4%
766,400	Australand Property Group, REIT	$ 2,719,862
533,100	Centro Retail Australia, REIT	1,262,030
3,798,800	CFS Retail Property Trust, REIT	7,599,411
590,800	Charter Hall Office REIT, Escrow Shares	—
972,523	Charter Hall Retail, REIT	3,814,065
5,753,133	Commonwealth Property Office Fund, REIT	6,129,034
11,022,826	Dexus Property Group, REIT	11,707,453
280,958	FKP Property Group	335,080
3,302,260	Goodman Group, REIT	15,046,971
4,147,120	GPT Group, REIT	15,963,098
2,199,880	Investa Office Fund, REIT	6,833,739
4,914,256	Mirvac Group, REIT	7,647,800
2,477,025	Stockland, REIT	9,158,881
3,301,789	Westfield Group, REIT	36,464,637

		124,682,061

Belgium — 0.1%
17,927	Cofinimmo, REIT	2,128,392

Brazil — 0.8%
224,256	BR Malls Participacoes SA	2,959,413
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,691,577
288,502	Gafisa SA*	663,660
169,961	Multiplan Empreendimentos Imobiliarios SA	4,997,144
963,196	PDG Realty SA Empreendimentos e Participacoes	1,557,108

		11,868,902

Canada — 2.0%
57,769	Boardwalk Real Estate Investment Trust, REIT	3,747,696
464,316	Brookfield Office Properties, Inc.	7,916,758
170,605	Canadian Apartment Properties, REIT	4,270,699
460,878	Chartwell Seniors Housing Real Estate Investment Trust, REIT	5,036,437
298,135	RioCan Real Estate Investment Trust, REIT	8,260,381

		29,231,971

Finland — 0.3%
806,109	Sponda Oyj	3,840,701

France — 2.5%
32,722	Fonciere des Regions, REIT	2,753,671
22,327	ICADE, REIT	1,993,415
231,486	Klepierre, REIT	9,252,375
97,300	Unibail-Rodamco SE, REIT	23,595,676

		37,595,137

Germany — 0.9%
2,437	Alstria Office REIT AG, REIT	29,758
510,009	DIC Asset AG	4,938,332
136,508	GSW Immobilien AG	5,783,378
679,743	Prime Office REIT AG, REIT	2,907,032

		13,658,500

Hong Kong — 10.1%
1,541,776	Cheung Kong Holdings Ltd.	23,989,121
1,529,000	China Overseas Land & Investment Ltd.	4,648,817
778,000	China Resources Land Ltd.	2,155,602
3,278,469	Hang Lung Properties Ltd.	13,193,931
1,524,794	Henderson Land Development Co. Ltd.	10,916,321
1,927,000	Hongkong Land Holdings Ltd.	13,469,730
1,475,999	Hysan Development Co. Ltd.	7,177,539
675,000	Kerry Properties Ltd.	3,546,121
2,379,219	Link (The), REIT	11,915,382
1,877,000	New World Development Ltd.	2,971,621
5,305,800	Sino Land Co. Ltd.	9,715,686
1,855,935	Sun Hung Kai Properties Ltd.	28,145,698
1,286,000	Wharf Holdings Ltd. (The)	10,249,064
1,461,000	Wheelock & Co. Ltd.	7,452,695

		149,547,328

Italy — 0.3%
6,449,822	Beni Stabili SpA, REIT	3,800,576

Japan — 13.4%
957	Activia Properties, Inc., REIT	6,000,959
1,903	Advance Residence Investment, REIT	3,900,525
334,800	Aeon Mall Co. Ltd.	8,236,437
129,500	Daito Trust Construction Co. Ltd.	12,239,057
861,000	Daiwa House Industry Co. Ltd.	14,802,973
5,053	GLP J-REIT, REIT	3,861,125
702	Japan Real Estate Investment Corp., REIT	6,916,197
1,655	Japan Retail Fund Investment Corp., REIT	3,042,329
2,144,780	Mitsubishi Estate Co. Ltd.	51,347,539
1,660,339	Mitsui Fudosan Co. Ltd.	40,617,008
843	Nippon Building Fund, Inc., REIT	8,720,654
481,000	Nomura Real Estate Holdings, Inc.	9,197,913
5,809	NTT Urban Development Corp.	5,634,324
740,952	Sumitomo Realty & Development Co. Ltd.	24,683,974

		199,201,014

Netherlands — 1.4%
113,263	Corio NV, REIT	5,193,830
128,308	Eurocommercial Properties NV, REIT	5,157,251
167,869	Wereldhave NV, REIT	10,718,290

		21,069,371

Norway — 0.1%
1,445,126	Norwegian Property ASA	2,237,326

Singapore — 4.7%
2,523,000	Ascendas Real Estate Investment Trust, REIT	4,937,312
4,175,000	Cache Logistics Trust, REIT	4,258,715
2,766,000	CapitaLand Ltd.	8,514,058
2,716,673	CapitaMall Trust, REIT	4,773,936
3,376,000	CDL Hospitality Trusts, REIT	5,217,347
510,058	City Developments Ltd.	5,455,064

1,841,000	Far East Hospitality Trust, REIT*	1,514,637
940,000	Fortune Real Estate Investment Trust, REIT	774,366
3,286,000	Global Logistic Properties Ltd.	7,599,579
8,208,800	K-REIT Asia, REIT	8,751,002
971,600	Keppel Land Ltd.	3,254,141
7,393,000	Mapletree Commercial Trust, REIT	7,389,992
3,593,800	Mapletree Industrial Trust, REIT	4,012,803
2,507,000	Suntec Real Estate Investment Trust, REIT	3,454,000

		69,906,952

Sweden — 0.4%
289,951	Hufvudstaden AB (Class A Stock)	3,672,151
591,176	Klovern AB	2,334,589

		6,006,740

United Kingdom — 4.4%
585,972	Atrium European Real Estate Ltd.	3,441,889
928,723	Big Yellow Group PLC, REIT	5,242,633
1,572,657	British Land Co. PLC, REIT	14,529,265
522,402	Great Portland Estates PLC, REIT	4,200,175
1,778,482	Hammerson PLC, REIT	14,261,234
1,165,587	Land Securities Group PLC, REIT	15,550,194
1,177,093	Metric Property Investments PLC, REIT	1,940,820
1,413,846	Segro PLC, REIT	5,738,884

		64,905,094

United States — 44.6%
183,422	Alexandria Real Estate Equities, Inc., REIT	12,714,813
173,170	American Assets Trust, Inc., REIT	4,836,638
72,278	American Tower Corp., REIT	5,584,921
539,362	Apartment Investment & Management Co., REIT (Class A Stock)(a)	14,595,136
336,269	Associated Estates Realty Corp., REIT	5,420,656
196,697	AvalonBay Communities, Inc., REIT(a)	26,670,146
257,663	Boston Properties, Inc., REIT	27,263,322
360,376	BRE Properties, Inc., REIT	18,317,912
215,155	Camden Property Trust, REIT	14,675,723
639,274	Cousins Properties, Inc., REIT	5,337,938
1,010,035	CubeSmart, REIT(a)	14,716,210
294,927	DCT Industrial Trust, Inc., REIT(a)	1,914,076
749,960	DiamondRock Hospitality Co., REIT	6,749,640
317,882	Douglas Emmett, Inc., REIT	7,406,651
618,661	Duke Realty Corp., REIT(a)	8,580,828
53,213	EastGroup Properties, Inc., REIT	2,863,391
302,438	Equity Residential, REIT(a)	17,139,161
43,015	Essex Property Trust, Inc., REIT(a)	6,308,150
343,439	Excel Trust, Inc., REIT	4,351,372
156,950	Extra Space Storage, Inc., REIT	5,711,410
89,766	Federal Realty Investment Trust, REIT	9,337,459
347,963	First Industrial Realty Trust, Inc., REIT*(a)	4,899,319
895,420	General Growth Properties, Inc., REIT(a)	17,774,087
663,626	Glimcher Realty Trust, REIT	7,359,612
443,500	HCP, Inc., REIT(a)	20,037,330
522,553	Health Care REIT, Inc., REIT(a)	32,027,273
139,969	Healthcare Realty Trust, Inc., REIT	3,360,656
1,179,381	Host Hotels & Resorts, Inc., REIT	18,480,900

239,648	Hudson Pacific Properties, Inc., REIT	5,046,987
148,268	Hyatt Hotels Corp. (Class A Stock)*(a)	5,718,697
776,245	Kimco Realty Corp., REIT(a)	14,997,053
381,613	Kite Realty Group Trust, REIT	2,133,217
356,640	Liberty Property Trust, REIT	12,757,013
98,292	LTC Properties, Inc., REIT	3,458,895
340,728	Macerich Co. (The), REIT(a)	19,864,442
233,515	Mack-Cali Realty Corp., REIT	6,097,077
81,554	Plum Creek Timber Co., Inc., REIT	3,618,551
75,766	Post Properties, Inc., REIT	3,784,512
700,073	ProLogis, Inc., REIT	25,545,664
254,152	Public Storage, REIT	36,841,874
205,739	Regency Centers Corp., REIT	9,694,422
473,331	Simon Property Group, Inc., REIT	74,828,898
271,458	SL Green Realty Corp., REIT	20,807,256
130,061	Sovran Self Storage, Inc., REIT	8,076,788
1,123,217	Strategic Hotels & Resorts, Inc., REIT*	7,188,589
661,801	Sunstone Hotel Investors, Inc., REIT*	7,087,889
168,664	Tanger Factory Outlet Centers, REIT	5,768,309
54,010	Taubman Centers, Inc., REIT	4,251,667
519,857	Ventas, Inc., REIT	33,645,145
185,588	Vornado Realty Trust, REIT	14,861,887
458,644	Weingarten Realty Investors, REIT	12,277,900

		662,787,462

	TOTAL COMMON STOCKS (cost $1,157,778,449)	1,402,467,527

PREFERRED STOCK — 0.1%
Sweden
42,099	Klovern AB (PRFC) (cost $846,511)	885,269

	TOTAL LONG-TERM INVESTMENTS (cost $1,158,624,960)	1,403,352,796

SHORT-TERM INVESTMENT — 8.2%
AFFILIATED MONEY MARKET MUTUAL FUND
121,464,480	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $121,464,480; includes $50,920,624 of cash collateral for securities on loan)(b)(c)	121,464,480

	TOTAL INVESTMENTS — 102.7% (cost $1,280,089,440)(d)	1,524,817,276
	LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%	(40,418,623)

	NET ASSETS — 100%	$1,484,398,653

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,174,881; cash collateral of $50,920,624 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Schedule of Investments was $1,315,692,395; accordingly, net unrealized appreciation on investments for federal income tax purposes was $209,124,881 (gross unrealized appreciation $224,084,401; gross unrealized depreciation $14,959,520). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent tax year end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$124,682,061	$—
Belgium	—	2,128,392	—
Brazil	11,868,902	—	—
Canada	29,231,971	—	—
Finland	—	3,840,701	—
France	—	37,595,137	—
Germany	2,936,790	10,721,710	—
Hong Kong	13,469,730	136,077,598	—
Italy	—	3,800,576	—
Japan	3,861,125	195,339,889	—
Netherlands	—	21,069,371	—
Norway	—	2,237,326	—
Singapore	1,514,637	68,392,315	—
Sweden	—	6,006,740	—
United Kingdom	10,625,342	54,279,752	—
United States	662,787,462	—	—
Preferred Stock - Sweden	885,269	—	—
Affiliated Money Market Mutual Fund	121,464,480	—	—

Total	$858,645,708	$666,171,568	$—

Fair Value of Level 2 investments at 03/31/12 was $0. An amount of $385,151,156 was transferred from Level 1 into Level 2 at 12/31/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to refelct the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 were as follows:

Retail REIT’s	21.5%
Diversified Real Estate Activities	16.6
Specialized REIT’s	15.0
Diversified REIT’s	10.9
Office REIT’s	8.4
Affiliated Money Market Mutual Fund (3.4% represents investments purchased with collateral from securities on loan)	8.2
Residential REIT’s	8.2
Real Estate Operating Companies	5.3
Industrial REIT’s	4.9
Real Estate Development	3.0
Hotels, Resorts & Cruise Lines	0.4
Homebuilding	0.3

102.7
Liabilities in excess of other assets	(2.7)

100.0%

Prudential US Real Estate Fund

Schedule of Investments

as of December 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Diversified REITs — 7.7%
6,572	American Assets Trust, Inc.	$ 183,556
16,146	Cousins Properties, Inc.	134,819
24,148	Duke Realty Corp.	334,933
12,910	Liberty Property Trust	461,791
2,636	Plum Creek Timber Co., Inc.	116,959
7,400	Vornado Realty Trust	592,592

		1,824,650

Hotels, Resorts & Cruise Lines — 0.7%
4,089	Hyatt Hotels Corp. (Class A Stock)(a)	157,713

Industrial REITs — 5.5%
10,193	DCT Industrial Trust, Inc.	66,153
1,850	EastGroup Properties, Inc.	99,548
13,004	First Industrial Realty Trust, Inc.(a)	183,096
26,067	ProLogis, Inc.	951,185

		1,299,982

Office REITs — 11.7%
6,591	Alexandria Real Estate Equities, Inc.	456,888
9,069	Boston Properties, Inc.	959,591
9,125	Douglas Emmett, Inc.	212,613
10,490	Hudson Pacific Properties, Inc.	220,919
7,810	Mack-Cali Realty Corp.	203,919
9,235	SL Green Realty Corp.	707,863

		2,761,793

Residential REITs — 15.6%
18,798	Apartment Investment & Management Co. (Class A Stock)	508,674
5,445	Associated Estates Realty Corp.	87,773
6,826	AvalonBay Communities, Inc.	925,537
12,836	BRE Properties, Inc.	652,454
6,234	Camden Property Trust	425,221
10,977	Equity Residential	622,067
2,341	Essex Property Trust, Inc.	343,308
2,510	Post Properties, Inc.	125,374

		3,690,408

Retail REITs — 29.1%
11,572	Excel Trust, Inc.	146,617
3,632	Federal Realty Investment Trust	377,801
36,370	General Growth Properties, Inc.	721,945
24,747	Glimcher Realty Trust	274,444
27,621	Kimco Realty Corp.	533,638
13,167	Kite Realty Group Trust	73,604
13,121	Macerich Co. (The)	764,954
7,685	Regency Centers Corp.	362,117
17,758	Simon Property Group, Inc.	2,807,362
8,870	Tanger Factory Outlet Centers	303,354
3,170	Taubman Centers, Inc.	249,542
10,159	Weingarten Realty Investors	271,956

		6,887,334

Specialized REITs — 29.2%
2,588	American Tower Corp.	199,975
21,887	CubeSmart	318,894
26,536	DiamondRock Hospitality Co.	238,824
17,200	HCP, Inc.	777,096
18,530	Health Care REIT, Inc.	1,135,704
4,279	Healthcare Realty Trust, Inc.	102,739
42,175	Host Hotels & Resorts, Inc.	660,882
3,526	LTC Properties, Inc.	124,080
8,439	Public Storage	1,223,317
4,400	Sovran Self Storage, Inc.	273,240
40,941	Strategic Hotels & Resorts, Inc.(a)	262,022
23,072	Sunstone Hotel Investors, Inc.(a)	247,101
20,505	Ventas, Inc.	1,327,084

		6,890,958

	TOTAL LONG-TERM INVESTMENTS (cost $20,358,199)	23,512,838

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
118,331	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $118,331)(b)	118,331

	TOTAL INVESTMENTS — 100.0% (cost $20,476,530)(c)	23,631,169
	LIABILITIES IN EXCESS OF OTHER ASSETS	(6,383)

	NET ASSETS — 100%	$23,624,786

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Schedule of Investments was $20,541,562; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,089,607 (gross unrealized appreciation $3,204,187; gross unrealized depreciation $114,580). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent tax year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$23,512,838	$—	$—
Affiliated Money Market Mutual Fund	118,331	—	—

Total	$23,631,169	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 21, 2013

*	Print the name and title of each signing officer under his or her signature.